Net Unrealized Gains On Available-For-Sale Securities and Effective Portion Of Cash Flow Hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gains	$ 1,767,081	$ 990,611	$ 2,219,249
Fixed-maturity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	6,258,406	3,697,314	8,526,126
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	46
Cash flow hedges
Schedule of Available-for-sale Securities [Line Items]
Cash flow hedges	2,269	1,570	2,251
Shadow
Schedule of Available-for-sale Securities [Line Items]
Shadow adjustments	(3,542,160)	(2,174,866)	(5,114,147)
Deferred taxes
Schedule of Available-for-sale Securities [Line Items]
Deferred taxes	$ (951,480)	$ (533,407)	$ (1,194,981)